Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Capital Stock of Banco Santander, S.A., par value Euro 0.50 each
Amount Registered | shares	8,055,383
Proposed Maximum Offering Price per Unit	14.56
Maximum Aggregate Offering Price	$ 117,286,376.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,197.25
Offering Note	The shares of capital stock of Banco Santander, S.A. (the “Registrant”), par value Euro 0.50 (each, a “Share”) being registered hereby may be represented in the form of the Registrant’s American Depositary Shares (“ADSs”), evidenced by American Depositary Receipts (“ADRs”), with each ADS representing one Share, which are issuable under outstanding restricted stock awards granted under the Webster Financial Corporation 2021 Stock Incentive Plan, as amended and restated (the “Plan”), which will be assumed by the Registrant in connection with the merger of Webster Financial Bank with and into the Registrant on August 20, 2026. The Banco Santander ADSs to be awarded under the Plan will be acquired based on open market purchases. In addition, in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall be deemed to include such additional Shares as may be offered to prevent dilution resulting from stock split, stock dividends or similar transactions pursuant to the provisions of the Plan.

Rounded up to the nearest penny.

Computed solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of the average high and low sale prices of Shares on the Madrid Stock Exchange on August 18, 2026, translated at the Federal Reserve Bank of New York Noon Buying Rate of U.S. $1.1581 per Euro 1.0 on August 14, 2026.

There are no fee offsets.